Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Parties Expenses

The amount charged by related parties are as follows:

	Period Ended	Year Ended
	September 30, 2017	March 31, 2017
Accounting fees	$8,176	$7,091
Secretary fees	$114	$182
Payroll charges	$1,191	$886
Management fees	$30,367	$29,499
Trainer fees - See Kok Chong	$18,127	$-
Director fees - See Kok Chong	$14,016	$14,182
	$71,991	$51,840

The amounts charged by related parties are as follows:

	April 1,2016 to March 31, 2017	January 20, 2016 to March 31, 2016
Accounting fees	$7,091	$-
Secretary fees	$182	$-
Payroll charges	$886	$-
Management fees	$29,499	$-
Trainer fees - See Kok Chong	$-	$-
Director fees - See Kok Chong	$14,182	$-
Incorporation fees	$5,490	$-
Professional fees	$42,200	$-
License fees	$2,200	$-
Listing expenses	$30,000	$-
	$131,730	$-

Schedule of Amount Owing To Related Parties	The amount owing to related parties are as follows:
	Period Ended	Year Ended
	September 30, 2017	March 31, 2017
Trade Creditor - Amount owing to See Kok Chong	$(18,127)	$-
	$(18,127)	$-

Schedule of Due From Related Parties

The amount due from related parties are as follows:

	Period Ended	Year Ended
	September 30, 2017	March 31, 2017
Masteryasia (M) Sdn Bhd	$176,273	$109,312
Quest Consulting Ltd	$2,773	$2,187
Castlefield Realty International Holdings Sdn Bhd	$38,100	$4,522
	$217,146	$116,021

The amounts due from/(to) related parties are as follows:

	As of March 31, 2017	As of March 31, 2016
Masteryasia (M) Sdn Bhd	$109,312	$-
Quest Consulting Ltd	$2,187	$-
Castlefield Realty International Holdings Sdn Bhd	$4,522	$-
	$116,021	$-